Current and Deferred Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current and Deferred Income Tax (Details) [Line Items]
Non-capital loss carryforwards	$ 42,405,288	$ 28,628,469
Net operating loss carryforwards	27,093,435	$ 21,099,321
Carried forward	21,217,214
Tax Year 2037 [Member]
Current and Deferred Income Tax (Details) [Line Items]
Net operating loss carryforwards	$ 5,876,221